IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2025
Description Of Impairment Of Assets [Abstract]
Disclosure of impairment of assets [text block]
NOTE 17. IMPAIRMENT OF ASSETS

In the period 2022, an impairment loss provision of ThU.S.$ 10,500 was recognized with respect to the dryer asset casualty event at the Valdivia mill in Chile, presented within provisions for impairment of individual assets, for which reversals were made in 2023, leaving a balance of ThU.S.$ 3,639 as of December 31, 2023. During 2025, the remaining provision balance of ThU.S.$ 3,639 was reversed (no reversals of this provision were recorded as of December 31, 2024).

At the end of fiscal year 2022, the subsidiary Arauco Argentina recognized an impairment provision on its cellulose pulp manufacturing cash-generating unit following an assessment of prevailing market conditions, including projected future margin trends, foreign exchange fluctuations, and the heightened risk environment in the Argentine Republic. The provision was determined applying standard IFRS impairment testing procedures and amounted to ThU.S. $126,921 (ThU.S.$ 126,921 as of December 31, 2024). As of December 31, 2025, no changes in the key assumptions underlying the impairment assessment have been identified; consequently, no impairment reversals have been recognized.

On September 12, 2023, the decision to indefinitely suspend the pulp manufacturing operations at the Licancel mill (Chile) was informed, upon which an impairment provision of ThU.S.$ 61,039 was recognized. The provision included impairment charges against property, plant and equipment and spare parts inventory. During 2025, write-offs of the assets of ThU.S.$ 57,955 were recorded, and impairment provision reversals of ThU.S.$ 1,506 were recognized, leaving a provision balance of ThU.S.$ 1,578 as of December 31, 2025 (ThU.S.$ 61,039 as of December 31, 2024).

In the second half of 2023, an impairment provision of ThU.S.$ 6,037 was recognized corresponding to the closure of the Aserradero Horcones II in Chile, which is part of the wood product
s
segment, due to supply issues, rising costs and decreased availability of raw materials. During 2025, reversals of provision were made of ThU.S.$ 88, leaving a provision balance of ThU.S.$ 5,949 as of December 31, 2025 (ThU.S.$ 6,037 as of December 31, 2024).

During 2024, an impairment provision of ThU.S.$ 7,272 was recognized in relation to the indefinite suspension of operations of the Aserradero El Colorado in Chile, which is part of the wood product
s
segment. The provision balance amounted to ThU.S.$ 7,266 as of December 31, 2025. As of December 31, 2025, no changes in the key assumptions underlying the impairment assessment have been identified; consequently, no impairment reversals have been recognized.

In the second half of 2024, an impairment provision of ThU.S.$ 2,027 was recognized corresponding to Properties, plant and equipment associated with MDF1
Line

of the Trupán-Cholguán complex, which is part of the wood
products
segment, it is developing a project to modernize and renovate parts of the existing MDF1 Line, as well as the incorporation of new processes and equipment for the manufacture of OSB (Oriented Strand Board) products. As of December 31, 2025, no changes in the key assumptions underlying the impairment assessment have been identified; consequently, no impairment reversals have been recognized.

In 2024, an impairment provision was recognized for the MDP line at the Pien mill in Brazil for ThU.S.$ 7,226, an amount that includes ThU.S.$ 1,359 for impairment of the associated goodwill mentioned later in this note. During 2024, the provision was subject to write-offs, and reversals during 2025, leaving the provision at zero as of December 31, 2025.

As of December 31, 2024, impairment provisions were reversed for a total of   ThU.S.$13,816 (ThU.S.$ 7,113 as of December 31, 2023), associated with sales and recoveries from property, plant and equipment of United States subsidiary, leaving a balance of ThU.S.$
8,016
as of December 31, 2025
.

As of December 31, 2025, an impairment provision of ThU.S.$
2,183
was recognized for property, plant and equipment related to the production line PB L2 of the Durango industrial complex in Mexico, belonging to the wood products

segment.

As of December 31, 2025, an impairment provision of ThU.S.$
2,645
was recognized for property, plant and equipment related to the production line PB L1 of the Zitácuaro industrial complex in Mexico, which is developing a new MDF production line, belonging to the wood products

segment.

All impairment provision charges are presented in the consolidated statement of profit or loss under other expenses by function, whose movements are shown below:

	12-31-2025	12-31-2024
Changes in CGUs impairment provision	ThU.S.$	ThU.S.$
Opening balance	367,507	403,530
Impairment loss recognized in profit or loss	4,828	15,684
Reversal of impairment loss recognized in profit or loss	(69,004)	(38,087)
Increase (decrease) in foreign exchange	5,309	(13,620)
Closing balance	308,640	367,507

Changes in provisions for impairment of property, plant and equipment and spare parts due to technical obsolescence or loss to forest due to fires, are shown below:

	12-31-2025	12-31-2024
Changes in impairment provision from impaired assets	ThU.S.$	ThU.S.$
Opening balance	31,578	31,933
Impairment loss recognized in profit or loss	1,305	2,840
Reverse of impairment recognized loss in profit or loss	(11,690)	(2,493)
Increase (decrease) in foreign exchange	1,638	(702)
Closing balance	22,831	31,578

Goodwill

Goodwill is allocated to the groups of cash-generating units that are expected to benefit from the synergies of the combination.

At the date of these consolidated financial statements, the balance of goodwill is ThU.S.$ 52,681 (ThU.S.$ 51,325 as of December 31, 2024), as shown below:

	12-31-2025	12-31-2024
Goodwill	ThU.S.$	ThU.S.$
Arauco Canada Ltd. (Flakeboard Company Ltd)	40,651	40,554
Arauco do Brasil S.A. (Pien mill)	11,298	10,039
Arauco North America, Inc. (Prime-Line, Inc.)	732	732
Closing balance	52,681	51,325

	12-31-2025	12-31-2024
Goodwill movement	ThU.S.$	ThU.S.$
Opening balance at January 1	51,325	55,891
Impairment	-	(1,359)
Increase (decrease) in foreign exchange	1,356	(3,207)
Closing balance	52,681	51,325

Of the total of goodwill, ThU.S.$ 40,651 (ThU.S.$ 40,554 as of December 31, 2024) were generated by the acquisition of “Flakeboard” (currently Arauco Canada Ltd.), a company that, directly and/or through its subsidiaries, possesses and operates 7 panel plants, for which Arauco acquired and paid, on September 24, 2012, the price of ThU.S.$ 242,502 for the 100% interest ownership.
The remaining balance of ThU.S.$ 732 corresponds to the acquisition of Prime-Line Inc., on September 1, 2019, for which Arauco North America Inc, a subsidiary of Arauco Canada Ltd. paid ThU.S.$ 18,880 for all the shares of said company.

The recoverable amount for Flakeboard’s cash generating unit was determined in the annual closing based on the calculations of its value in use, and this calculation was made using cash flow projections covering a 7-year term, a period time, which is considered to represent the cyclicality of the business performance, applying a nominal discount rate of 8%, which reflects current market assessments for the wood products segment in North America.

Due to the investment in panel plant in Pien, Brazil, as of December 31, 2025, Arauco remains a goodwill balance of ThU.S.$ 11,298 (ThU.S.$10,039 as of December 31, 2024), associated with the cash-generating unit of the MDF line.

The recoverable amount for the group of cash-generating units of the Pien mill was determined in the annual closing based on the calculations of its value in use, and this calculation was made using cash flow projections covering a 5-year term based on the operational plan approved by the Administration, applying a 7.4% nominal discount rate that reflects current evaluations for the panel segment in Brazil.

As of December 31, 2025, 2024 and 2023, the carrying value recognized in the financial statements of Arauco Canada Ltd. and Arauco Do Brasil S.A. for the group of cash-generating units did not exceed their recoverable value, except for ThU.S.$ 1,359 of impairment of goodwill and ThU.S.$ 5,867 of impairment of assets associated exclusively with the MDP line of cash-generating unit of the Pien mill recognized in 2024. As of December 31, 2025, no impairment indicators were identified.